UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22983

Investment Company Act File Number

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate NextShares

Eaton Vance

Floating-Rate NextShares

July 31, 2018 (Unaudited)

Eaton Vance Floating-Rate NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust II, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2018, the value of the Fund’s investment in the Portfolio was $5,360,316 and the Fund owned less than 0.05% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 89.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		7,282	$7,308,648
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		5,347	5,370,078
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,102	5,761,902
TransDigm, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		63,860	63,950,827
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,250	28,289,187
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		5,831	5,835,473
Wesco Aircraft Hardware Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		11,863	11,714,219
WP CPP Holdings, LLC
Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		6,325	6,346,745

			$134,577,079

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		38,440	$38,375,546
Apro, LLC
Term Loan, 6.14%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,898	2,912,637
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,226,163
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		6,144	6,169,082
Chassix, Inc.
Term Loan, 7.94%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,084	9,220,615
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		6,301	6,319,930
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,608	11,651,279
FCA US, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	10,025,000
Federal-Mogul Holdings Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		45,293	45,485,964
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		16,217	16,267,678
Horizon Global Corporation
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		8,448	8,194,356
L&W, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,475	9,504,609
Sage Automotive Interiors, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		7,488	7,544,457

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, Maturing June 14, 2025(5)		43,075	$42,953,873
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,804	9,139,278
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,739,842
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,163	15,229,742
Visteon Corporation
Term Loan, 3.86%, (USD LIBOR + 1.75%), Maturing March 24, 2024(4)		2,500	2,501,173

			$262,461,224

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,580	$5,613,299
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,139	4,157,604
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		9,923	9,129,587
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000

			$21,225,490

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,747	$15,825,681
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.59% PIK)), Maturing May 23, 2021		25,447	25,548,211
OZ Management L.P.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		6,040	6,092,850
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.84%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,857,000
Salient Partners L.P.
Term Loan, 10.58%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,446	8,319,433

			$59,643,175

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		33,708	$33,606,866
Beacon Roofing Supply, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,608	6,614,927
Capital Automotive L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,805	4,801,192
Core & Main L.P.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		13,667	13,735,059
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,459	15,500,379
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (USD LIBOR + 3.25%), Maturing November 4, 2021(4)		41,183	41,216,917
GGP, Inc.
Term Loan, Maturing May 4, 2025(5)		11,175	11,105,156
Henry Company, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		9,714	9,749,982

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	$10,117,161
Quikrete Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		38,680	38,679,808
RE/MAX International, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,478	21,525,456
Realogy Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,849	10,898,446
Summit Materials Companies I, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		7,562	7,563,891
Werner FinCo L.P.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,392	8,245,419
WireCo WorldGroup, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,889	7,985,644

			$241,346,303

Business Equipment and Services — 9.2%
Acosta Holdco, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		12,514	$9,891,212
Adtalem Global Education, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		4,550	4,584,125
AlixPartners, LLP
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		32,309	32,401,566
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,869,395
ASGN Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,489,457
Blitz F18-675 GmbH
Term Loan, Maturing July 31, 2025(5)	EUR	16,825	19,575,941
BMC Software Finance, Inc.
Term Loan, Maturing June 26, 2025(5)		34,775	34,800,838
Term Loan, Maturing June 27, 2025(5)	EUR	3,450	4,048,881
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,965	6,000,371
Camelot UK Holdco Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		23,588	23,661,425
Cast and Crew Payroll, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		9,252	9,222,839
Ceridian HCM Holding, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		18,150	18,209,550
Change Healthcare Holdings, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		83,581	83,555,303
Corporate Capital Trust, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,403	17,467,387
CPM Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		3,441	3,473,637
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		35,388	22,824,959
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		17,019	17,041,715

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Duff & Phelps Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		4,239	$4,245,052
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,564	14,490,682
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(4)(6)		10,413	1,964,928
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		4,614	870,597
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		10,387	0
EIG Investors Corp.
Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		53,476	53,693,601
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		4,303	4,335,650
Extreme Reach, Inc.
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		9,283	9,283,401
First Data Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		13,845	13,859,015
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		49,379	49,432,134
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,551	20,702,270
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	14,329	11,042,297
Gartner, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,813	2,816,016
Global Payments, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		6,345	6,360,549
GlobalLogic Holdings, Inc.
Term Loan, Maturing August 27, 2025(5)		763	767,266
Term Loan, Maturing August 27, 2025(5)		5,338	5,370,859
IG Investment Holdings, LLC
Term Loan, 5.68%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		32,706	32,841,239
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		15,973	16,092,609
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	19,284	22,317,511
Iron Mountain, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		10,000	9,899,938
J.D. Power and Associates
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		13,121	13,219,548
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		14,191	14,250,199
Kronos Incorporated
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		62,791	63,058,719
LegalZoom.com, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		8,283	8,313,992
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		22,693	21,359,458
PGX Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,345	10,131,540
Ping Identity Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		6,275	6,290,687
Pre-Paid Legal Services, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		5,550	5,581,219

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prime Security Services Borrower, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		17,302	$17,348,785
Red Ventures, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		12,365	12,499,153
ServiceMaster Company
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		36,839	36,926,493
SMG Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		2,693	2,703,910
Solera, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		21,829	21,877,257
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		39,239	39,390,111
Tempo Acquisition, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,554	9,576,190
Trans Union, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,631	10,668,660
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,225	5,242,964
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		22,675	22,677,834
Vantiv, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		4,008	4,010,457
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		20,823	20,832,578
Vestcom Parent Holdings, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,024	13,040,437
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,544	1,539,702
West Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,950	3,955,759
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		14,726	14,747,907
ZPG PLC
Term Loan, Maturing June 30, 2025(5)	EUR	4,975	5,819,942
Term Loan, Maturing June 30, 2025(5)	GBP	8,675	11,400,600

			$1,007,968,316

Cable and Satellite Television — 3.8%
Charter Communications Operating, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		40,099	$40,169,114
Cogeco Communications (USA) II L.P.
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,180	6,183,220
CSC Holdings, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,462	34,336,144
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		14,389	14,378,448
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,878	11,206,750
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,441	19,521,394
Radiate Holdco, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		25,094	24,902,249
Telenet Financing USD, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		26,575	26,458,734
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	6,000	6,948,352

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unitymedia Finance, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	$1,498,125
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		20,100	20,066,493
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	15,000	17,524,586
UPC Financing Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,166,203
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,553,341
Virgin Media Bristol, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,062,902
Virgin Media Investment Holdings Limited
Term Loan, 3.82%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,925	16,808,696
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	26,504,393
Ziggo Secured Finance Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		47,781	47,542,131

			$422,831,275

Chemicals and Plastics — 3.5%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		6,741	$6,753,242
Aruba Investments, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,825	3,832,157
Ashland, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,262	6,285,232
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,610	42,654,358
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	580,534
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,741,601
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,457	7,575,192
Emerald Performance Materials, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,283	5,316,297
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,824	3,842,272
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,907	3,925,800
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,209	9,253,278
Flint Group GmbH
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,748	2,600,183
Flint Group US, LLC
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		16,622	15,728,975
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		10,089	10,113,951
H.B. Fuller Company
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,329	22,365,968
Ineos US Finance, LLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	34,029	39,552,421
Term Loan, 4.17%, (2 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,587	7,584,242
Invictus U.S., LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		5,586	5,603,456

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,673	$7,808,734
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		10,397	10,450,201
MacDermid, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,923,908
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,515,330
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		27,074	27,185,537
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		7,205	7,231,672
PQ Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		29,101	29,130,422
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(4)		4,190	4,215,684
Proampac PG Borrower, LLC
Term Loan, 5.63%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		5,505	5,526,045
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		919	928,326
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		5,208	5,260,500
Spectrum Holdings III Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		3,835	3,837,535
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,671,291
Trinseo Materials Operating S.C.A.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,085	4,094,493
Tronox Blocked Borrower, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		12,953	13,038,434
Tronox Finance, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		29,893	30,088,693
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		8,595	8,689,768
Univar, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		12,126	12,176,163
Venator Materials Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,293	4,319,391
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,772	5,791,126

			$389,192,412

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 18, 2025		10,275	$10,223,625

			$10,223,625

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,822	$2,821,500
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,967,852

			$9,789,352

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 2.9%
Anchor Glass Container Corporation
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,590	$5,101,020
Berlin Packaging, LLC
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		4,900	4,904,209
Berry Global, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		15,319	15,367,533
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,406	7,420,137
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		26,337	26,301,371
Consolidated Container Company, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,263	6,287,579
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	6,675	7,829,194
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 3, 2025		7,300	7,331,938
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,687	41,661,307
Term Loan, 5.75%, (6 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,575	17,618,937
Libbey Glass, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,377	10,286,321
Pelican Products, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,075	7,102,635
Reynolds Group Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		60,193	60,456,150
Ring Container Technologies Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		9,979	9,984,852
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, Maturing March 13, 2022(5)	EUR	2,522	2,956,504
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		23,046	23,151,791
Trident TPI Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		15,347	15,322,657
Verallia Packaging S.A.S.
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	28,357	32,868,902
Term Loan, Maturing August 29, 2025(5)	EUR	16,850	19,637,047

			$321,590,084

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		24,580	$24,405,536

			$24,405,536

Drugs — 3.2%
Albany Molecular Research, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,409	$15,425,897
Alkermes, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,123	19,242,377
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		40,716	40,698,610
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,752	29,913,020
Bausch Health Companies, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		66,413	66,566,525

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,247	$52,386,019
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	15,931	15,963,818
Jaguar Holding Company II
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	68,106	68,225,448
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	20,494	20,222,073
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	9,726	9,657,546
PharMerica Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	9,027	9,072,512
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,647,094

		$352,020,939

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.19%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	40,238	$40,344,771
Charah, LLC
Term Loan, 8.55%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)	6,057	6,143,784
Clean Harbors, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024	3,143	3,147,179
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	16,300	16,463,000
GFL Environmental, Inc.
Term Loan, 2.75%, Maturing May 30, 2025(2)	3,149	3,145,235
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	25,351	25,319,140
Wastequip, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025	1,496	1,505,135
Wrangler Buyer Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	7,965	7,988,471

		$104,056,715

Electronics/Electrical — 9.5%
Almonde, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	37,782	$37,304,034
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021	4,633	4,540,605
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	29,383	29,536,001
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	21,172	21,219,712
Term Loan - Second Lien, 11.84%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023	4,335	4,352,609
Avast Software B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	17,002	17,082,451
Barracuda Networks, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	18,000	18,028,116
Blackhawk Network Holdings, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	9,425	9,457,988
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	13,033	13,104,427

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Celestica, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 14, 2025		4,725	$4,722,047
CommScope, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		4,600	4,626,517
CPI International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		7,320	7,333,412
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		10,944	11,009,734
DigiCert, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2024		10,898	10,941,954
Electro Rent Corporation
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,051	13,181,763
Energizer Holdings, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,297	8,328,548
Term Loan, Maturing June 30, 2025(5)		6,525	6,546,748
Entegris, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,248	2,250,799
Epicor Software Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		11,738	11,743,554
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,022	7,057,047
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,448	5,454,435
Eze Castle Software, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		9,554	9,588,286
Flexera Software, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		4,239	4,244,674
Go Daddy Operating Company, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		56,740	56,916,965
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		13,026	13,111,661
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	2,978	3,488,268
Hyland Software, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		30,902	31,056,176
Infoblox, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,496	17,643,701
Infor (US), Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	84,643,331
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	6,026	7,063,956
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,513	40,733,464
Lattice Semiconductor Corporation
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		6,296	6,311,462
MA FinanceCo., LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		40,555	40,437,193
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,910	5,891,282
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,463	19,320,764
Microchip Technology Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		30,450	30,579,413
MTS Systems Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		853	860,872

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prometric Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,367	$3,357,096
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		14,425	14,431,015
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,176,359
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		12,698	12,795,958
Seattle Spinco, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		39,910	39,785,281
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		471	454,357
SkillSoft Corporation
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		57,592	55,720,535
SolarWinds Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024		18,349	18,423,534
Southwire Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025		6,875	6,902,500
Sparta Systems, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,474	3,334,800
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		20,878	20,979,175
SS&C Technologies, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		54,430	54,693,162
SurveyMonkey, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		18,252	18,320,711
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		2,023	1,951,893
Switch, Ltd.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,822	2,836,784
Tibco Software, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,852	24,996,549
TTM Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		3,582	3,587,662
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		49,906	50,136,585
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		21,850	22,011,144
Veritas Bermuda, Ltd.
Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		22,720	21,073,006
Vero Parent, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		18,212	18,276,118
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,617	7,779,209
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,458	8,438,115
Western Digital Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,492	11,507,884

			$1,043,683,401

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		77,512	$77,076,008

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	$1,003,333
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,983	7,031,957

			$85,111,298

Financial Intermediaries — 3.2%
Citco Funding, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		33,635	$33,845,526
Clipper Acquisitions Corp.
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,234	13,269,230
Ditech Holding Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		37,427	35,602,461
Donnelley Financial Solutions, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		3,317	3,331,655
EIG Management Company, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		3,017	3,040,068
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	1,362	1,584,508
Term Loan, Maturing February 6, 2025(5)	EUR	7,263	8,509,854
Focus Financial Partners, LLC
Term Loan, Maturing July 3, 2024(5)		22,475	22,475,000
Fortress Investment Group, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		11,314	11,343,721
Franklin Square Holdings L.P.
Term Loan, Maturing July 25, 2025(5)		6,525	6,549,469
Freedom Mortgage Corporation
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		35,428	35,693,475
Geo Group, Inc. (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 22, 2024		2,308	2,302,523
Greenhill & Co., Inc.
Term Loan, 5.85%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		12,358	12,466,259
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025		15,885	15,944,757
Guggenheim Partners, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		37,065	37,157,938
Harbourvest Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		16,283	16,306,746
Jefferies Finance, LLC
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,985	1,992,444
LPL Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		14,900	14,932,383
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,560,419
NXT Capital, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		25,374	25,468,652
Ocwen Financial Corporation
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,882	2,898,292
Sesac Holdco II, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,455	10,363,315
StepStone Group L.P.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,958	7,001,047

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Victory Capital Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		4,013	$4,028,707
Virtus Investment Partners, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		7,470	7,479,087
Walker & Dunlop, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		11,573	11,660,116

			$346,807,652

Food Products — 3.2%
Alphabet Holding Company, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		34,649	$32,657,050
American Seafoods Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		3,713	3,711,117
Badger Buyer Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,042	5,038,774
CHG PPC Parent, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,725	8,730,453
Del Monte Foods, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,453	23,366,597
Dole Food Company, Inc.
Term Loan, 4.84%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		19,971	19,983,579
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	26,350	30,651,099
Term Loan, 3.93%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	10,010	13,074,634
Hearthside Food Solutions, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		8,450	8,401,590
High Liner Foods Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	14,804,472
HLF Financing S.a.r.l.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		15,565	15,642,668
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	3,602	4,226,580
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		20,951	21,003,160
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		92,997	93,021,624
Mastronardi Produce Limited
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing April 18, 2025		3,325	3,358,250
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	7,934,747
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		6,584	6,573,217
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		7,325	7,313,558
Pinnacle Foods Finance, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		4,576	4,583,670
Post Holdings, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		20,252	20,283,028
Refresco Group B.V.
Term Loan, Maturing March 28, 2025(5)	EUR	1,500	1,740,687
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,020,485

			$353,121,039

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		84,941	$85,002,552
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		10,274	10,309,573
Dhanani Group, Inc.
Term Loan, Maturing June 27, 2025(5)		7,325	7,288,375
IRB Holding Corp.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		11,926	12,024,768
KFC Holding Co.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		20,096	20,122,821
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,007	9,088,130
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,919	3,943,242
TKC Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		10,640	10,651,953
US Foods, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,361	12,383,993
Welbilt, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,282,012

			$180,097,419

Food/Drug Retailers — 1.1%
Albertsons, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,702	$14,654,423
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,610	8,585,550
Term Loan, Maturing May 2, 2023(5)		13,775	13,775,000
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,028	50,765,664
Diplomat Pharmacy, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,346	5,396,119
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	11,175	14,117,701
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,300,430
Supervalu, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,181	2,189,430
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,635	3,649,049

			$118,433,366

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.20%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023		10,013	$10,050,586

			$10,050,586

Health Care — 8.1%
Acadia Healthcare Company, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,062	$3,078,287
ADMI Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		22,775	22,823,397
Akorn, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021		17,825	17,580,068
Alliance Healthcare Services, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		11,560	11,627,429
Term Loan - Second Lien, 12.08%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,602,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Argon Medical Devices, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,132	$7,165,560
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,494	2,928,824
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,954	2,974,626
Avantor, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,308	18,470,099
BioClinica, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.25%), Maturing October 20, 2023(4)		10,742	10,258,250
BW NHHC Holdco, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,800	11,682,000
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,158	6,149,496
CHG Healthcare Services, Inc.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		36,550	36,677,280
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		17,241	16,983,793
Concentra, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		9,500	9,528,036
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,688	5,716,817
CPI Holdco, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,505	9,540,366
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,547	5,600,283
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	9,725	11,265,316
DJO Finance, LLC
Term Loan, 5.46%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,749	25,746,168
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	9,963,081
Envision Healthcare Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		42,274	42,320,010
Equian, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		6,917	6,934,233
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		18,865	18,977,463
Gentiva Health Services, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		24,630	24,798,579
GHX Ultimate Parent Corporation
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		10,450	10,450,000
Greatbatch Ltd.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		11,249	11,310,439
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		40,710	40,881,279
Hanger, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		12,120	12,104,475
HCA, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025		4,090	4,118,333
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		14,278	14,260,402
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		14,225	13,949,391

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	9,675	$9,702,113
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	12,580	12,587,800
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,571	27,692,125
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	31,852	31,967,807
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,513,500
Medical Depot Holdings, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	4,192	3,856,210
Medical Solutions, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,429	8,439,037
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	7,225	7,306,281
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	49,595	49,653,164
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,320	5,344,729
Navicure, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	7,114	7,140,928
New Millennium Holdco, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,258	1,808,268
One Call Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	20,700	19,962,966
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	41,210	41,245,233
Parexel International Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	33,274	33,236,130
Press Ganey Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	13,154	13,170,869
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,391	13,458,395
R1 RCM, Inc.
Term Loan, 7.62%, (3 mo. USD LIBOR + 5.25%), Maturing April 27, 2025	6,775	6,783,469
RadNet, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	15,358	15,473,331
Select Medical Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	17,306	17,388,868
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,278	11,295,784
Sound Inpatient Physicians
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	5,650	5,688,844
Surgery Center Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	18,932	18,959,540
Syneos Health, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	4,807	4,811,160
Team Health Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	41,575	40,483,832
Tecomet, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,638	8,677,337
U.S. Anesthesia Partners, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	15,903	15,919,955

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wink Holdco, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,274	$5,253,724

			$893,288,054

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		18,432	$18,340,192
Serta Simmons Bedding, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,180	44,008,563

			$62,348,755

Industrial Equipment — 3.8%
Apex Tool Group, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,558	$27,661,582
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 6, 2025(2)		1,031	1,024,233
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		4,558	4,529,415
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		21,460	21,480,018
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	3,000	3,520,328
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,520	7,576,182
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	286	332,901
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	716	832,253
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,722	3,168,272
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,804	7,920,681
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		2,697	2,709,270
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,477	9,539,625
DXP Enterprises, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,757	5,792,478
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		7,637	7,641,398
EWT Holdings III Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,380	28,548,640
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,414	5,158,857
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		21,870	21,981,485
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,284	7,330,275
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		13,355	13,407,696
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,554	11,125,911
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		37,344	37,479,807
Harsco Corporation
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 6, 2024		3,639	3,662,616
Hayward Industries, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,963	4,988,345
Milacron, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,781	28,745,383
Minimax GmbH & Co. KG
Term Loan, Maturing June 14, 2025(5)	EUR	3,475	4,086,348
Term Loan, Maturing June 14, 2025(5)		5,075	5,103,547

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		13,963	$14,050,764
Pro Mach Group, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		2,668	2,655,304
Reece Limited
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,975	9,999,938
Rexnord, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		23,084	23,146,808
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		11,247	11,218,695
Shape Technologies Group, Inc.
Term Loan, 5.15%, (USD LIBOR + 3.00%), Maturing April 21, 2025(4)		9,925	9,900,188
Tank Holding Corp.
Term Loan, 5.66%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		8,365	8,403,228
Terex Corporation
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		2,963	2,966,819
Thermon Industries, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,714	3,728,178
Titan Acquisition Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,509	36,001,433
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,784,410

			$414,203,311

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		26,937	$26,962,703
AmWINS Group, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		37,064	37,061,202
Asurion, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		28,270	28,302,019
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		33,470	33,478,924
Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,975	29,457,926
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,725	6,583,654
Hub International Limited
Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing April 25, 2025(4)		57,650	57,676,461
NFP Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		26,050	26,031,036
Sedgwick Claims Management Services, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		12,368	12,361,992
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		37,722	37,683,283

			$295,599,200

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		10,024	$10,048,564
Ancestry.com Operations, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,618	47,722,438
Bombardier Recreational Products, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		44,104	44,025,550

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bright Horizons Family Solutions, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023		10,492	$10,505,303
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		12,095	12,006,535
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,148	21,148,441
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,676	11,234,198
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		22,893	22,851,281
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		22,435	22,353,937
Emerald Expositions Holding, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		16,986	17,076,250
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing August 2, 2024	EUR	8,800	10,206,671
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		279	281,531
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		2,159	2,181,867
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		42,524	42,586,243
Match Group, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,797	7,855,352
Sabre GLBL, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		997	999,442
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		17,302	17,265,308
SRAM, LLC
Term Loan, 4.95%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		24,009	24,121,502
Steinway Musical Instruments, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,850	9,911,877
UFC Holdings, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		15,524	15,601,117

			$349,983,407

Lodging and Casinos — 4.0%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		13,232	$13,235,554
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(5)	EUR	5,600	6,572,916
Boyd Gaming Corporation
Term Loan, 4.45%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		12,113	12,190,143
Churchill Downs Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,483	3,491,206
CityCenter Holdings, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		29,914	29,983,191
Eldorado Resorts, LLC
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		11,596	11,614,584
ESH Hospitality, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		26,559	26,569,068
Four Seasons Hotels Limited
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		9,161	9,169,093
Golden Nugget, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		43,663	43,856,965

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	14,575	$16,974,795
Term Loan, 4.17%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,802,589
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,569	12,605,162
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,664,125
Hilton Worldwide Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		47,618	47,816,969
Hospitality Investors Trust
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		5,100	5,067,360
Las Vegas Sands, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		17,128	17,125,451
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		29,105	29,132,098
Playa Resorts Holding B.V.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		28,154	27,968,811
Richmond UK Bidco Limited
Term Loan, 4.93%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,761,397
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	13,144,408
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		49,225	49,759,091
VICI Properties 1, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		24,293	24,348,862
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		14,900	14,951,882

			$434,805,720

Nonferrous Metals/Minerals — 0.6%
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,835	$14,872,078
Murray Energy Corporation
Term Loan, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		22,092	20,775,368
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		2,878	221,867
Oxbow Carbon, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		7,191	7,298,484
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,670,000
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	10,625	12,381,628
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		2,764	1,747,020

			$65,966,445

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		21,762	$21,925,660
Apergy Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		4,125	4,143,014
BCP Raptor, LLC
Term Loan, 6.42%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,920	7,660,129

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(2)	12,500	$12,382,500
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	15,641	15,733,499
Delek US Holdings, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025	4,314	4,327,669
Fieldwood Energy, LLC
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	25,506	25,633,131
Term Loan - Second Lien, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	2,952	2,866,990
Green Plains Renewable Energy, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	11,240	11,408,664
McDermott Technology Americas, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	14,264	14,371,232
Medallion Midland Acquisition, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	5,237	5,155,569
MEG Energy Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,879	9,907,112
PSC Industrial Holdings Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	9,328	9,368,936
Sheridan Investment Partners II L.P.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	940	847,154
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,520	2,271,524
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,119	16,329,306
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,779	1,585,899
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,912	2,596,405
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	21,975	19,594,295
Southcross Energy Partners L.P.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	7,706	6,597,856
Ultra Resources, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	15,825	14,572,182

		$209,278,726

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	12,456	$12,471,445
Getty Images, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	44,213	43,368,199
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	12,077	11,654,015
Lamar Media Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	6,085	6,092,356
LSC Communications, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	10,074	10,094,984
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	6,803	6,871,097
Multi Color Corporation
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,472	3,472,310
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	3,831	3,837,933
ProQuest, LLC
Term Loan, 5.92%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	14,163	14,278,011
Tweddle Group, Inc.
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	8,027	3,854,504

		$115,994,854

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,238	$7,661,232
AP NMT Acquisition B.V.
Term Loan, 8.09%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,753	3,772,758
CBS Radio, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	15,128	15,080,626
Cumulus Media New Holdings, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	49,176	48,684,637
E.W. Scripps Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,144	4,150,595
Entravision Communications Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,059	11,938,286
Gray Television, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,821,509
Hubbard Radio, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	10,181	10,210,804
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	33,740	26,246,741
Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	4,152,251
Mission Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,898	2,905,685
Nexstar Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	21,742	21,796,268
Raycom TV Broadcasting, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	12,133	12,159,860
Sinclair Television Group, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,258	14,266,786
Term Loan, Maturing December 12, 2024(5)	34,000	34,012,580
Univision Communications, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,604	65,739,346

		$288,599,964

Retailers (Except Food and Drug) — 2.5%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$12,860,519
Bass Pro Group, LLC
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,605	12,702,437
BJ’s Wholesale Club, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	13,876	13,927,157
CDW, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	20,984	21,019,501
Coinamatic Canada, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	270	269,647
David’s Bridal, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	23,569	21,918,745
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (USD LIBOR + 3.75%), Maturing July 9, 2019(4)	23,981	23,651,456
Global Appliance, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,059	12,149,317
Go Wireless, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	8,190	8,145,635

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,846	$5,832,628
J. Crew Group, Inc.
Term Loan, 5.21%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,149	19,734,958
LSF9 Atlantis Holdings, LLC
Term Loan, 8.10%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,358	12,141,858
Neiman Marcus Group Ltd., LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,438	20,737,098
Party City Holdings, Inc.
Term Loan, 5.62%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	11,566	11,590,532
PetSmart, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	43,968	36,649,442
PFS Holding Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,006	5,828,422
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,480	8,295,000
Radio Systems Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,703	4,708,378
Shutterfly, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	6,200	6,235,650
Staples, Inc.
Term Loan, 6.36%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,791	6,743,128
Vivid Seats Ltd.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	14,053	14,043,826

		$279,185,334

Steel — 0.9%
Aleris International, Inc.
Term Loan, Maturing February 27, 2023(5)	3,000	$3,037,500
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	17,487	17,547,052
GrafTech Finance, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	32,475	32,515,594
Neenah Foundry Company
Term Loan, 8.67%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	9,019	8,973,656
Phoenix Services International, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,800	9,886,191
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	30,199	30,259,391

		$102,219,384

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	9,934	$9,983,453
Avis Budget Car Rental, LLC
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,731	5,748,463
Hertz Corporation (The)
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	10,454	10,447,026
Kenan Advantage Group, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,389	1,375,105
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	4,568	4,521,886
PODS, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	6,898	6,916,202

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,504	$25,009,916
XPO Logistics, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		6,775	6,798,563

			$70,800,614

Telecommunications — 4.7%
CenturyLink, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		57,213	$56,431,778
Colorado Buyer, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		15,264	15,330,547
Consolidated Communications, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		880	871,814
Digicel International Finance Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,811	11,308,807
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	30,450	35,352,011
Frontier Communications Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,533	21,276,802
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	19,080,539
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,175	19,622,845
Intelsat Jackson Holdings S.A.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		18,300	19,203,562
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	11,358,826
Level 3 Financing, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		31,025	31,115,500
Mitel Networks Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		4,724	4,741,619
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,862	12,454,881
Plantronics, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		16,250	16,247,969
SBA Senior Finance II, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		33,153	33,118,007
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		60,638	60,721,547
Syniverse Holdings, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,372	11,405,853
TDC A/S
Term Loan, Maturing May 31, 2025(5)		22,450	22,623,045
Term Loan, Maturing May 31, 2025(5)	EUR	52,825	61,721,246
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		46,906	46,925,971

			$510,913,169

Utilities — 1.8%
Brookfield WEC Holdings, Inc.
Term Loan, Maturing July 25, 2025(5)		27,625	$27,846,580
Calpine Construction Finance Company L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,655	2,660,462

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Calpine Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		4,839	$4,849,337
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		47,374	47,457,606
Dayton Power & Light Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		5,467	5,459,917
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,707	1,724,677
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,534	37,924,536
Invenergy Thermal Operating I, LLC
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		2,754	2,755,596
Lightstone Generation, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,457	1,464,903
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		22,752	22,879,957
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,541	3,056,630
Talen Energy Supply, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,181	6,238,502
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		11,221	11,316,159
USIC Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		4,738	4,744,290
Vistra Energy Corp.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		12,675	12,667,953

			$193,047,105

Total Senior Floating-Rate Loans (identified cost $9,893,725,040)			$9,784,870,328

Corporate Bonds & Notes — 2.7%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,104,573

			$7,104,573

Business Equipment and Services — 0.1%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)		15,600	$15,912,000

			$15,912,000

Cable and Satellite Television — 0.0%(10)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(8)		3,635	$3,430,531

			$3,430,531

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,616,125
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,215,000

			$19,831,125

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		23,743	$23,815,556
5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		9,925	10,068,912

			$33,884,468

Drugs — 0.4%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)		11,092	$11,607,223
7.00%, 3/15/24(8)		14,419	15,341,816
5.50%, 11/1/25(8)		19,675	19,767,276

			$46,716,315

Entertainment — 0.1%
Vue International Bidco PLC
4.929%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	8,625	$10,123,464

			$10,123,464

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,333,066

			$2,333,066

Food Products — 0.1%
Albertsons Cos., Inc.
6.085%, (3 mo. USD LIBOR + 3.75%), 1/15/24(8)(9)		6,000	$6,090,000
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	1,428	1,872,545

			$7,962,545

Health Care — 0.7%
Avantor, Inc.
6.00%, 10/1/24(8)		13,105	$13,129,572
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	7,132,050
6.25%, 3/31/23		16,650	15,567,750
HCA, Inc.
4.75%, 5/1/23		9,766	9,917,373
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		10,550	11,262,125
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,031,250
4.375%, 10/1/21		9,700	9,712,125

			$79,752,245

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,415,000

			$8,415,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,643,750

			$11,643,750

Security	Principal Amount* (000’s omitted)		Value
Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		8,994	$7,060,290
Univision Communications, Inc.
6.75%, 9/15/22(8)		2,629	2,691,439
5.125%, 2/15/25(8)		5,500	5,115,000

			$14,866,729

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$8,910,500

			$8,910,500

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,675	$7,336,696

			$7,336,696

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,063,750
5.875%, 1/15/24(8)		5,000	5,037,500
5.25%, 6/1/26(8)		10,925	10,365,094

			$18,466,344

Total Corporate Bonds & Notes (identified cost $302,671,886)			$296,689,351

Asset-Backed Securities — 1.7%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.407%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)		$2,500	$2,500,000
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)		3,000	3,000,000
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.533%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)		3,525	3,542,918
Apidos CLO XX
Series 2015-20A, Class DR, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)		2,375	2,362,287
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(11)		2,500	2,500,000
Series 2018-49A, Class E, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(11)		3,500	3,500,000
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 7.236%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		3,000	2,944,794
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.262%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)		5,000	4,981,965
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)		4,000	4,000,000
Babson CLO, Ltd.
Series 2015-IA, Class DR, 4.948%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)		2,500	2,472,412
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(11)		1,250	1,250,000
Series 2016-1A, Class ER, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(11)		3,500	3,500,000
Series 2018-1A, Class C, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)		3,500	3,474,177

Security	Principal Amount (000’s omitted)	Value
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.062%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	$5,000	$4,962,610
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(8)(9)	3,000	2,973,000
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.948%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,337,943
Series 2018-14A, Class D, 4.948%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,488,908
Series 2018-5BA, Class C, 5.047%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,981,325
Series 2018-5BA, Class D, 8.067%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,446,898
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.009%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,509,287
Series 2018-1A, Class D, 7.759%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,450	4,471,894
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.439%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)	3,500	3,502,341
BlueMountain CLO XXII, Ltd.
Series 2018-1A, Class D, 5.389%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,500,000
Series 2018-1A, Class E, 8.289%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	2,000,000
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.233%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,875	4,854,535
Series 2016-1A, Class ER, 8.089%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,952,784
Series 2017-1A, Class E, 8.589%, (3 mo. USD LIBOR + 6.25%), 7/15/30(8)(9)	3,250	3,260,082
Series 2018-1A, Class D, 4.945%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	3,006,605
Series 2018-1A, Class E, 7.795%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,716,860
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.153%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,980,825
Series C17A, Class DR, 8.353%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,529,146
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	1,002,231
Series 2014-3RA, Class D, 7.488%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	2,137,754
Series 2014-4RA, Class C, 4.887%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,000	2,004,483
Series 2014-4RA, Class D, 7.637%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,515,026
Dryden CLO, Ltd.
Series 2018-55A, Class D, 4.891%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,494,350
Series 2018-55A, Class E, 7.441%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,995,878
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 4.939%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,963,295
Series 2015-41A, Class ER, 7.639%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,256,441
Series 2016-42A, Class DR, 5.269%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,496,232
Series 2016-42A, Class ER, 7.889%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	3,500	3,515,317
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.984%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,537,102
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.348%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(9)	2,500	2,510,112
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.418%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	2,000,000
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,970,000
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.435%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(9)	1,500	1,511,745
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 7.655%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,907,192
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.831%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	900	910,247

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2018-1A, Class C, 4.678%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	$3,000	$2,977,389
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,947,986
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	2,000,000
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.433%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	2,500	2,505,597
Series 2018-2A, Class D, 8.283%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,923,885
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,483,782
Series 2016-1A, Class DR, 8.248%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,616,915
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(11)	2,500	2,500,000
Series 2018-9A, Class D, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(11)	3,500	3,500,000
Voya CLO, Ltd.
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,926,140
Series 2018-2A, Class E, 7.624%, (3 mo. USD LIBOR + 5.25%), 7/15/31(8)(9)	2,500	2,468,467
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.248%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	2,000,000
Series 2015-1A, Class DR, 7.848%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,500,000
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.648%, (3 mo. USD LIBOR + 6.30%), 7/20/30(8)(9)	3,000	2,957,163

Total Asset-Backed Securities (identified cost $187,315,367)		$187,538,325

Common Stocks — 1.5%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(13)(14)	950	$11,314,414
IAP Global Services, LLC(3)(12)(13)(14)	1,627	14,533,064

		$25,847,478

Automotive — 0.0%(10)
Dayco Products, LLC(12)(13)	88,506	$3,186,216

		$3,186,216

Business Equipment and Services — 0.4%
Education Management Corp.(3)(12)(13)	65,471,595	$0
RCS Capital Corp.(12)(13)	421,149	39,588,006

		$39,588,006

Electronics/Electrical — 0.1%
Answers Corp.(3)(12)(13)	906,100	$6,614,530

		$6,614,530

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(12)(13)	421,318	$33,706

		$33,706

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	304,664	$0

		$0

Security	Shares	Value
Oil and Gas — 0.5%
AFG Holdings, Inc.(3)(12)(13)	498,342	$33,887,256
Fieldwood Energy, Inc.(12)(13)	51,241	2,767,014
Fieldwood Energy, Inc.(12)(13)	221,919	11,983,626
Paragon Offshore Finance Company, Class A(12)(13)	42,177	44,813
Paragon Offshore Finance Company, Class B(12)(13)	21,089	645,851
Samson Resources II, LLC, Class A(12)(13)	435,055	10,332,556
Southcross Holdings Group, LLC(3)(12)(13)	1,281	0
Southcross Holdings L.P., Class A(12)(13)	1,281	307,440

		$59,968,556

Publishing — 0.3%
Cumulus Media, Inc., Class A(12)(13)	551,505	$9,237,709
Cumulus Media, Inc., Class B(12)(13)	93,069	1,570,539
ION Media Networks, Inc.(3)(12)(13)	28,605	20,687,994

		$31,496,242

Total Common Stocks (identified cost $59,359,829)		$166,734,734

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(12)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Exchange-Traded Funds — 0.5%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,100,000	$51,975,000

Total Exchange-Traded Funds (identified cost $52,107,000)		$51,975,000

Short-Term Investments — 7.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(15)	836,856,234	$836,856,234

Total Short-Term Investments (identified cost $836,857,461)		$836,856,234

Total Investments — 103.0% (identified cost $11,337,178,163)		$11,324,663,972

Less Unfunded Loan Commitments — (0.2)%		$(25,505,983)

Net Investments — 102.8% (identified cost $11,311,672,180)		$11,299,157,989

Value
Other Assets, Less Liabilities — (2.8)%	$(309,586,039)

Net Assets — 100.0%	$10,989,571,950

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $373,960,157 or 3.4% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(10)	Amount is less than 0.05%.

(11)	When-issued, variable rate security whose interest rate will be determined after July 31, 2018.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Affiliated company.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $9,141,200.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	27,538,564	USD	32,247,659	State Street Bank and Trust Company	8/1/18	$—	$(45,440)
EUR	27,538,564	USD	32,247,934	State Street Bank and Trust Company	8/1/18	—	(45,716)
USD	11,316,418	CAD	14,508,836	HSBC Bank USA, N.A.	8/31/18	157,469	—
USD	2,904,848	EUR	2,498,759	HSBC Bank USA, N.A.	8/31/18	—	(23,180)
USD	32,317,745	EUR	27,538,564	State Street Bank and Trust Company	8/31/18	48,262	—
USD	2,976,582	EUR	2,510,003	State Street Bank and Trust Company	8/31/18	35,379	—
USD	2,955,864	EUR	2,493,470	State Street Bank and Trust Company	8/31/18	34,035	—
USD	2,693,040	EUR	2,272,747	State Street Bank and Trust Company	8/31/18	29,852	—
USD	2,948,399	EUR	2,500,000	State Street Bank and Trust Company	8/31/18	18,917	—
USD	3,527,574	EUR	2,996,250	State Street Bank and Trust Company	8/31/18	16,591	—
USD	138,517,701	EUR	119,301,714	State Street Bank and Trust Company	8/31/18	—	(1,279,150)
USD	3,369,093	GBP	2,502,031	State Street Bank and Trust Company	8/31/18	81,207	—
USD	2,710,524	GBP	2,022,824	State Street Bank and Trust Company	8/31/18	52,358	—
USD	2,022,252	GBP	1,505,765	State Street Bank and Trust Company	8/31/18	43,545	—
USD	2,932,825	EUR	2,489,794	Citibank, N.A.	9/28/18	9,108	—
USD	169,066,193	EUR	145,162,315	Goldman Sachs International	9/28/18	—	(1,395,112)
USD	7,052,667	EUR	5,994,848	JPMorgan Chase Bank, N.A.	9/28/18	13,032	—
USD	2,919,560	EUR	2,489,165	State Street Bank and Trust Company	9/28/18	—	(3,419)
USD	3,735,748	EUR	3,196,431	State Street Bank and Trust Company	9/28/18	—	(17,760)
USD	13,071,863	EUR	11,168,875	State Street Bank and Trust Company	9/28/18	—	(43,532)
USD	193,179,453	EUR	164,795,138	Goldman Sachs International	10/31/18	—	(836,335)
USD	32,469,785	EUR	27,538,564	State Street Bank and Trust Company	10/31/18	48,220	—
USD	62,980,574	GBP	47,846,417	State Street Bank and Trust Company	10/31/18	—	(64,676)

						$587,975	$(3,754,320)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $587,975 and $3,754,320, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2018, the value of the Portfolio’s investment in affiliated companies was $25,847,478, which represents 0.24% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended July 31, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common Stock*
IAP Global Services, LLC	2,577	—	—	2,577	$25,847,478	$—	$—	$(833,914)

*	The related industry is the same as the presentation in the Portfolio of Investments.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,725,208,569	$34,155,776	$9,759,364,345
Corporate Bonds & Notes	—	296,689,351	—	296,689,351
Asset-Backed Securities	—	187,538,325	—	187,538,325
Common Stocks	—	79,697,476	87,037,258	166,734,734
Convertible Preferred Stocks	—	—	0	0
Exchange-Traded Funds	51,975,000	—	—	51,975,000
Short-Term Investments	—	836,856,234	—	836,856,234
Total Investments	$51,975,000	$11,125,989,955	$121,193,034	$11,299,157,989
Forward Foreign Currency Exchange Contracts	$—	$587,975	$—	$587,975
Total	$51,975,000	$11,126,577,930	$121,193,034	$11,299,745,964

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,754,320)	$—	$(3,754,320)
Total	$—	$(3,754,320)	$—	$(3,754,320)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	September 24, 2018